CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Statement of Financial Position [Abstract]
Customer receivables, allowance	$ 7,481	$ 7,216
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	19,915,000	19,818,000
Common stock, shares outstanding	19,915,000	19,818,000